Pension and other post-employment benefit plans (Detail 2) - CHF (SFr) SFr in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax		SFr 277	SFr (876)	SFr 322
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income		11	52	(19)
Gains / (losses) recognized in other comprehensive income, net of tax	[1]	288	(824)	304
of which: attributable to shareholders
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, net of tax		288	(824)	298
of which: attributable to non-controlling interest
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, net of tax		0	0	5
Major pension plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	[2]	245	(837)	339
of which: Swiss pension plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax		(78)	(105)	58
of which: UK pension plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax		295	(610)	317
of which: US and German pension plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax		28	(122)	(35)
Post-employment medical insurance plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	[3]	1	(13)	(3)
of which: UK medical insurance plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax		1	(6)	6
of which: US medical insurance plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax		0	(7)	(9)
Remaining plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax		31	(26)	(14)
UBS AG
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax		299	(876)	322
Tax (expense) / benefit relating to defined benefit plans recognized in other comprehensive income		6	52	(19)
Gains / (losses) recognized in other comprehensive income, net of tax	[1]	305	(824)	304
UBS AG | Major pension plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	[2]	266	(837)	339
UBS AG | of which: Swiss pension plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax		(56)	(105)	58
UBS AG | of which: UK pension plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax		295	(610)	317
UBS AG | of which: US and German pension plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax		28	(122)	(35)
UBS AG | Post-employment medical insurance plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax	[3]	1	(13)	(3)
UBS AG | of which: UK medical insurance plan
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax		1	(6)	6
UBS AG | of which: US medical insurance plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax		0	(7)	(9)
UBS AG | Remaining plans
Postemployment Benefit Expense [Line Items]
Gains / (losses) recognized in other comprehensive income, before tax		SFr 31	SFr (26)	SFr (14)

[1]	Refer to the “Statement of comprehensive income”.
[2]	Refer to Note 26a for more information.
[3]	Refer to Note 26b for more information.